TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Schedule of Significant Components of Provision for Income Taxes on Earnings
	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current:
PRC	58,218	2,992	13,537
Deferred:
PRC	(47,325)	(13,416)	(12,402)

Provision for income tax expenses (benefits)	10,893	(10,424)	1,135

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities
	As of December 31,
	2013	2014
	RMB	RMB

Current deferred tax assets:
Accrued expense	11,207	10,406
Allowance for doubtful accounts	15,942	62,686
	27,149	73,092
Less: valuation allowance on current deferred tax assets	(20,658)	(54,089)
Total current deferred tax assets	6,491	19,003

Non-current deferred tax assets:
Tax loss carried forward	394,340	450,889
Impairment of long-lived tangible assets	33,631	29,759
Deferred advertising expense	14,984	14,653
Others	5,444	4,315
	448,399	499,616
Less: valuation allowance on non-current deferred tax assets	(424,288)	(485,615)
Total non-current deferred taxes assets, net	24,111	14,001

Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit - Acquisition	82,829	77,825
- Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment	(44,809)	(49,959)
- Tax nondeductible long-lived assets	53,043	53,043
- Tax nondeductible long-lived assets — Decrease due to amortization and impairment	(11,464)	(13,251)
Total deferred tax liabilities	79,599	67,658

Summary of amounts and expiration dates of operating loss carryforward
Amount
RMB

2015	22,352
2016	42,388
2017	256,584
2018	330,088
2019 and thereafter	1,152,144
Total	1,803,556

Schedule of Roll-forward of Valuation Allowance
	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	42,976	341,632	444,946
Allowance made during the year	298,656	103,314	128,002
Reversals	-	-	(33,244)
Balance at end of the year	341,632	444,946	539,704

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes
	Years ended December 31,
	2012	2013	2014
	%	%	%
Weighted average statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses	(2)%	(6)%	(1)%
Tax penalty	-	-	(1)%
Tax effect of tax-exempt entities	(2)%	(6)%	(12)%
Previous years unrecognized tax effect	(3)%	-	-
Changes in valuation allowance	(19)%	(11)%	(13)%
Effective tax rates	(1)%	2%	(2)%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions
	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	13,469	16,740	14,930
Increases related to current tax positions	3,271	1,395	565
Decrease due to deconsolidation	-	(3,205)	(484)
Unrecognized tax benefits, end of year	16,740	14,930	15,011